25. EMPLOYEES BENEFITS PLANS (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$) Number
Disclosure of defined benefit plans [line items]
2019	R$ 94.8
2020	38.9
2021	42.4
2022	38.9
2023	43.7
2024 onwards	R$ 224.4
Weighted average duration - in years | Number	6.71
FAF [Member]
Disclosure of defined benefit plans [line items]
2019	R$ 141.4
2020	150.6
2021	161.8
2022	172.6
2023	183.3
2024 onwards	R$ 1,093.7
Weighted average duration - in years | Number	12.49
Plans I and II [Member]
Disclosure of defined benefit plans [line items]
2019	R$ 1.3
2020	1.4
2021	1.4
2022	1.4
2023	1.5
2024 onwards	R$ 8.1
Weighted average duration - in years | Number	10.37